SCHEDULE OF AUTHORIZED SHARE CAPITAL (Details) (Parenthetical) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended			12 Months Ended
	Apr. 22, 2020 $ / shares shares	Mar. 16, 2020 USD ($) shares	Sep. 30, 2020 CAD ($) shares	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares		Jun. 30, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Sep. 21, 2020 CAD ($) shares
IfrsStatementLineItems [Line Items]
Shares issued to settle payables, shares			670,974	670,974				671,000	[1]
Shares issued to settle payables			$ 2,098	$ 2,098			$ 1,213,000	$ 1,738,000	[1]
Other expenses					$ 196,000	$ 261
Debentures [Member]
IfrsStatementLineItems [Line Items]
Value of common shares issued					$ 727,000			$ 588		$ 888	$ 754
Globex Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued												65,657
Value of common shares issued | $												$ 325
Cash payment | $												$ 100
Sprott Private Resource Lending II [Member]
IfrsStatementLineItems [Line Items]
Credit facility loan amount | $		$ 6,000,000
Credit facility interest rate		10.00%
Number of common stock issued for credit facility		107,291
Otis Gold Corp [Member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares	$ 2.85
Otis Gold Corp [Member] | Exchange Ratio [Member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares	$ 0.046
Shares issued during the period for acquisition	8,130,630

[1]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the common shares issued and the carrying amount of the payables settled.